Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Payables and Accrued Liabilities [Abstract]
Payroll and payroll tax payable		$ 1,051,819	$ 2,318,236
Accrued service fee		447,519	447,519
Capital received in advance			940,200
Note financing fee payable		642,291
Capital expenditure payable	[1]	5,600,000
Other payables		223,280	249,346
Total other payables and accrued liabilities		$ 7,964,909	$ 3,955,301

[1]	This balance represents the unpaid balance for the purchase of Cryptocurrency mining equipment in March 2025.